Subsequent events (Details) - USD ($)	1 Months Ended
	Feb. 28, 2023	Feb. 15, 2022
Subsequent events
Dividend payables		$ 0.25
Grant date fair value	$ 4,600,000
Grant date fair value (in shares)	298,951
Shares vested (in shares)	74,744
Vesting rate	25.00%